Reporting entity	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Reporting Entity
Reporting entity

1. Reporting entity

VivoPower International PLC (“VivoPower” or the “Company”) is a public company limited by shares and incorporated under the laws of England and Wales and domiciled in the United Kingdom. The address of the Company’s registered office is The Scalpel, 18th Floor, 52 Lime Street, London EC3M 7AF, United Kingdom.

The unaudited consolidated financial statements comprise the financial statements of the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”). Since June 30, 2021, the Company no longer has an ultimate controlling party, as AWN Holdings Limited (collectively with its affiliates and subsidiaries, “AWN”) holds less than 50% equity interest in the Company. In prior periods, the ultimate controlling party and the results into which these financials were consolidated was AWN, a company registered in Australia.

1.	Reporting entity

VivoPower International PLC (“VivoPower” or the “Company”) is a public company limited by shares and incorporated under the laws of England and Wales and domiciled in the United Kingdom. The address of the Company’s registered office is The Scalpel, 18th Floor, 52 Lime Street, London EC3M 7AF, United Kingdom.

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”). Since June 30, 2021, the Company no longer has an ultimate controlling party, as AWN Holdings Limited (collectively with its affiliates and subsidiaries, “AWN”) holds less than 50% equity interest in the Company, being 39.5% as at June 30, 2023. In prior periods, the ultimate controlling party and the results into which these financials were consolidated was AWN, a company registered in Australia.